Shareholder Report, Line Graph (Details) DFD3_Dimensional VA International Value Portfolio_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											Dimensional VA International Value Portfolio – Institutional
Accumulated Value	$ 18,097	$ 14,863	$ 12,704	$ 14,760	$ 9,819	$ 12,047	$ 11,628	$ 12,656	$ 10,019	$ 10,000	$ 23,792
MSCI World ex USA Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World ex USA Index (net div.)
Accumulated Value	17,063	13,778	12,241	15,701	11,579	12,423	11,183	11,995	9,773	10,000	$ 21,087
MSCI World ex USA Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World ex USA Value Index (net div.)
Accumulated Value	$ 16,423	$ 13,252	$ 11,453	$ 13,518	$ 9,595	$ 11,805	$ 11,142	$ 12,050	$ 9,793	$ 10,000	$ 21,267